Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
LITTON LOAN SERVICING LP,
July 25, 2006
June 30, 2006
June 01, 2006
Barclays Capital Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
27-Nov-06
Accrual Periods:
Begin End
Determination Date:
16-Nov-06
Libor Certificates 10/25/2006 11/26/2006
Record Date Libor Certificates:
24-Nov-06
Fixed Certificates, Class CE 10/1/2006 10/31/2006
Record Date Other Certificates:
31-Oct-06
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $258,402,000.00 $200,719,762.21 $10,359,373.05 $989,684.88 $0.00 $11,349,057.93 $0.00 $0.00 $190,360,389.16
A-2 $54,763,000.00 $54,763,000.00 $0.00 $272,528.28 $0.00 $272,528.28 $0.00 $0.00 $54,763,000.00
A-3 $82,462,000.00 $82,462,000.00 $0.00 $412,639.72 $0.00 $412,639.72 $0.00 $0.00 $82,462,000.00
A-4 $52,710,000.00 $52,710,000.00 $0.00 $269,074.63 $0.00 $269,074.63 $0.00 $0.00 $52,710,000.00
M-1 $20,594,000.00 $20,594,000.00 $0.00 $105,694.72 $0.00 $105,694.72 $0.00 $0.00 $20,594,000.00
M-2 $18,089,000.00 $18,089,000.00 $0.00 $93,169.85 $0.00 $93,169.85 $0.00 $0.00 $18,089,000.00
M-3 $11,132,000.00 $11,132,000.00 $0.00 $57,540.92 $0.00 $57,540.92 $0.00 $0.00 $11,132,000.00
M-4 $9,461,000.00 $9,461,000.00 $0.00 $49,423.84 $0.00 $49,423.84 $0.00 $0.00 $9,461,000.00
M-5 $9,183,000.00 $9,183,000.00 $0.00 $48,139.89 $0.00 $48,139.89 $0.00 $0.00 $9,183,000.00
M-6 $8,348,000.00 $8,348,000.00 $0.00 $44,298.14 $0.00 $44,298.14 $0.00 $0.00 $8,348,000.00
B-1 $8,070,000.00 $8,070,000.00 $0.00 $47,065.58 $0.00 $47,065.58 $0.00 $0.00 $8,070,000.00
B-2 $6,401,000.00 $6,401,000.00 $0.00 $37,331.70 $0.00 $37,331.70 $0.00 $0.00 $6,401,000.00
B-3 $4,174,000.00 $4,174,000.00 $0.00 $24,343.46 $0.00 $24,343.46 $0.00 $0.00 $4,174,000.00
B-4 $5,561,000.00 $5,561,000.00 $0.00 $32,432.68 $0.00 $32,432.68 $0.00 $0.00 $5,561,000.00
CE* $7,245,685.44 $7,245,685.44 $0.00 $694,418.74 $0.00 $694,418.74 $0.00 N/A $7,245,685.44
P N/A $0.00 $0.00 $168,913.12 $0.00 $168,913.12 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $549,350,000.00 $491,667,762.21 $10,359,373.05 $3,346,700.15 $0.00 $13,706,073.20 $0.00 $0.00 $481,308,389.16
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 81376WAA3 $40.09014268 $3.83002020 NA $43.92016289 $0.00000000 $0.00000000 $736.68311066 5.38000%
A-2 81376WAB1 $0.00000000 $4.97650384 NA $4.97650384 $0.00000000 $0.00000000 $1,000.00000000 5.43000%
A-3 81376WAC9 $0.00000000 $5.00399845 NA $5.00399845 $0.00000000 $0.00000000 $1,000.00000000 5.46000%
A-4 81376WAD7 $0.00000000 $5.10481180 NA $5.10481180 $0.00000000 $0.00000000 $1,000.00000000 5.57000%
M-1 81376WAE5 $0.00000000 $5.13230650 NA $5.13230650 $0.00000000 $0.00000000 $1,000.00000000 5.60000%
M-2 81376WAF2 $0.00000000 $5.15063575 NA $5.15063575 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-3 81376WAG0 $0.00000000 $5.16896515 NA $5.16896515 $0.00000000 $0.00000000 $1,000.00000000 5.64000%
M-4 81376WAH8 $0.00000000 $5.22395518 NA $5.22395518 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-5 81376WAJ4 $0.00000000 $5.24228357 NA $5.24228357 $0.00000000 $0.00000000 $1,000.00000000 5.72000%
M-6 81376WAK1 $0.00000000 $5.30643747 NA $5.30643747 $0.00000000 $0.00000000 $1,000.00000000 5.79000%
B-1
81376WAL9
$0.00000000
$5.83216605
NA
$5.83216605
$0.00000000
$0.00000000
$1,000.00000000
7.00000%
B-2
81376WAM7
$0.00000000
$5.83216685
NA
$5.83216685
$0.00000000
$0.00000000
$1,000.00000000
7.00000%
B-3
81376WAN5
$0.00000000
$5.83216579
NA
$5.83216579
$0.00000000
$0.00000000
$1,000.00000000
7.00000%
B-4
81376WAP0
$0.00000000
$5.83216688
NA
$5.83216688
$0.00000000
$0.00000000
$1,000.00000000
7.00000%
CE NA $0.00000000 $95.83893004 NA $95.83893004 $0.00000000 $0.00000000 $1,000.00000000 NA
P 81376WAQ8 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
November 27, 2006
Index +
Interest
Allocation of
Basis Risk
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
AV-1 5.38000% $989,882.96 $198.08 $0.00 $0.00 $0.00 $0.00 $989,684.88 $0.00
AV-2 5.43000% $272,582.83 $54.55 $0.00 $0.00 $0.00 $0.00 $272,528.28 $0.00
AV-3 5.46000% $412,722.31 $82.59 $0.00 $0.00 $0.00 $0.00 $412,639.72 $0.00
AV-4 5.57000% $269,128.48 $53.85 $0.00 $0.00 $0.00 $0.00 $269,074.63 $0.00
M-1 5.60000% $105,715.87 $21.15 $0.00 $0.00 $0.00 $0.00 $105,694.72 $0.00
M-2 5.62000% $93,188.50 $18.65 $0.00 $0.00 $0.00 $0.00 $93,169.85 $0.00
M-3 5.64000% $57,552.44 $11.52 $0.00 $0.00 $0.00 $0.00 $57,540.92 $0.00
M-4 5.70000% $49,433.73 $9.89 $0.00 $0.00 $0.00 $0.00 $49,423.84 $0.00
M-5 5.72000% $48,149.53 $9.64 $0.00 $0.00 $0.00 $0.00 $48,139.89 $0.00
M-6 5.79000% $44,307.01 $8.87 $0.00 $0.00 $0.00 $0.00 $44,298.14 $0.00
B-1
7.00000%
$47,075.00
$9.42
$0.00
$0.00
$0.00
$0.00
$47,065.58
$0.00
B-2
7.00000%
$37,339.17
$7.47
$0.00
$0.00
$0.00
$0.00
$37,331.70
$0.00
B-3
7.00000%
$24,348.33
$4.87
$0.00
$0.00
$0.00
$0.00
$24,343.46
$0.00
B-4
7.00000%
$32,439.17
$6.49
$0.00
$0.00
$0.00
$0.00
$32,432.68
$0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
November 27, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $551,741.48 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $13,635,799.34
Net Payments to Trust from Swap Counterparty $72,352.67
Supplemental Interest Trust:
Net Funds from Supplemental Interest $0.00
Swap Notional Balance $464,295,226.29 $13,708,152.01
Deposit: Cap Payment $0.00 Distributions (B):
Deposit: Investment Income $0.00 Trustee Fee $2,078.81
Deposit: Net Counterparty Payment $72,352.67 Net Payments to Counterparty from Swap Trust $0.00
Deposit: Counterparty Termination Payment $0.00 Total Interest distributed $3,346,700.15
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00 Total Principal distributed $10,359,373.05
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 $13,708,152.01
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 (A)-(B): $0.00
Withdrawal : to pay interest on certificates $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Collection Account Ending Balance $0.00
Withdrawal : to CE, remaining amounts $72,352.67
Fees:
Total Fees
$209,853.22
Servicng Fee $207,774.41
Trustee Fee $2,078.81
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
November 27, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess Reserve Fund Beginning Balance $0.00
A) Rolling 6-Month Delinquency Average 2.684% 1) Excess available interest $662,130.87
B) Ending Collateral Balance $488,554,074.60 2) Subordination Release Amount $0.00
C) 40.14% of prior period Senior Enhancement % 8.895% (A): $662,130.87
D) Cumulative Loss Amount $40,064.80
E) Cumulative Realized Losses/Cut-off Balance 0.007% 1) as additional principal to certificates $40,064.80
F) Applicable Cumulative Loss % 100.000% 2) Required Basis Risk Reserve Deposit to BRRF $0.00
G) Cumulative Loss % 0.007% 3) Remaining Amounts to CE $622,066.07
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $27,055,948.34
A Trigger Event will occur if either (1) or (2) is True: (B): $662,130.87
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.14% of prior Senior Enhancement %(A >= C) NO (A)-(B) ($0.00)
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E) NO Excess Reserve Fund Ending Balance $0.00
NO
Subordination:
Stepdown Date:
Subordinated Amount (before distributions) $7,245,685.44 Relevant Information:
Subordination Release Amount $0.00 Senior Enhancement Percentage 22.158998%
Subordination Deficiency ($0.01)
Specified Subordinated Amount $7,245,685.44 The earlier of:
Subordinated Amount (after distributions) $7,245,685.45 1) Distribution after Class A balances reduced to zero NO
1) later of (x) Distribution in July 2009 NO
(y) Date when Senior Enhancement % >=38.90% NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
498,913,447.66
10,319,308.25
40,064.80
488,554,074.61
233,328.92
9,983,765.86
24,360.67
77,852.80
0.00
10,319,308.25
3,355,849.42
207,774.41
0.00
497.04
0.00
0.00
0.00
3,147,577.97
168,913.12
0.00
13,635,799.34
2,398
2,350
0.8777539736
8.07750%
7.57250%
12.59352%
117,988.03
0.00
0.00
0.00
5,320,177.61
26
0
0.00
0.00
207,774.41
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
492 26,131,957.96 5.35%
100K to 199.99K
808 123,754,747.63 25.33%
200K to 299.99K
571 139,550,148.62 28.56%
300K to 399.99K
289 98,521,662.35 20.17%
400K to 499.99K
98 43,365,329.67 8.88%
500K to 599.99K
49 26,708,699.41 5.47%
600K to 699.99K
20 12,844,768.59 2.63%
700K to 799.99K
20 14,661,977.63 3.00%
800K to 899.99K
1 840,000.00 0.17%
900K to 999.99K
1 935,781.89 0.19%
1200K to 1299.99K
1 1,239,000.86 0.25%
Total
2,350
488,554,074.61
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1200K to 1299.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 196,809.84 0.04%
5.50% - 5.99%
7 1,348,924.07 0.28%
6.00% - 6.49%
44 11,607,210.89 2.38%
6.50% - 6.99%
252 66,600,897.77 13.63%
7.00% - 7.49%
341 84,286,865.25 17.25%
7.50% - 7.99%
467 116,151,890.30 23.77%
8.00% - 8.49%
281 65,869,381.74 13.48%
8.50% - 8.99%
310 69,797,830.90 14.29%
9.00% - 9.49%
120 22,664,820.39 4.64%
9.50% - 9.99%
119 19,048,396.26 3.90%
10.00% - 10.49%
41 5,319,242.07 1.09%
10.50% - 10.99%
80 7,011,003.45 1.44%
11.00% - 11.49%
72 5,600,141.55 1.15%
11.50% - 11.99%
95 7,146,901.70 1.46%
12.00% - 12.49%
45 2,621,176.24 0.54%
12.50% - 12.99%
47 2,174,182.37 0.45%
13.00% - 13.49%
21 888,476.95 0.18%
13.50% - 13.99%
7 219,922.87 0.05%
Total
2,350
488,554,074.61
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.07%
Count
Balance ($)
%
2.00% - 2.99%
3 550,361.47 0.14%
3.00% - 3.99%
9 1,975,954.27 0.49%
4.00% - 4.99%
237 65,260,603.50 16.11%
5.00% - 5.99%
690 177,414,897.08 43.80%
6.00% - 6.99%
650 142,659,992.00 35.22%
7.00% - 7.99%
67 14,842,334.38 3.66%
8.00% - 8.99%
14 2,343,949.84 0.58%
Total
1,670
405,048,092.54
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.80%
Count
Balance ($)
%
0.00% - 0.99%
156 38,623,755.35 9.54%
2.00% - 2.99%
1 186,926.97 0.05%
5.00% - 5.99%
7 1,554,647.07 0.38%
6.00% - 6.99%
178 47,804,660.29 11.80%
7.00% - 7.99%
597 153,235,667.18 37.83%
8.00% - 8.99%
496 117,329,292.99 28.97%
9.00% - 9.99%
170 33,651,045.35 8.31%
10.00% - 10.99%
31 6,766,692.42 1.67%
11.00% - 11.99%
28 4,937,889.36 1.22%
12.00% - 12.99%
6 957,515.56 0.24%
Total
1,670
405,048,092.54
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.26%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
10.00% - 10.99%
2 420,516.07 0.10%
11.00% - 11.99%
19 4,365,660.72 1.08%
12.00% - 12.99%
193 53,046,224.45 13.10%
13.00% - 13.99%
637 164,211,812.81 40.54%
14.00% - 14.99%
531 125,655,341.41 31.02%
15.00% - 15.99%
196 39,466,597.60 9.74%
16.00% - 16.99%
45 9,148,188.76 2.26%
17.00% - 17.99%
29 5,616,647.68 1.39%
18.00% - 18.99%
11 1,604,873.30 0.40%
19.00% - 19.99%
7 1,512,229.74 0.37%
Total
1,670
405,048,092.54
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.06%
Count
Balance ($)
%
6
1,670 405,048,092.54 100.00%
Total
1,670
405,048,092.54
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,670 405,048,092.54 100.00%
Total
1,670
405,048,092.54
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,670 405,048,092.54 100.00%
Total
1,670
405,048,092.54
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
87 19,390,366.96 3.97%
3 Units
25 3,907,572.63 0.80%
4 Units
11 3,549,324.60 0.73%
Condominium
189 34,975,945.73 7.16%
Planned Unit Development
179 37,762,735.21 7.73%
Single Family
1,858 388,891,290.49 79.60%
Townhouse
1 76,838.99 0.02%
Total
2,350
488,554,074.61
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
77 17,443,968.07 3.57%
2006
2,273 471,110,106.54 96.43%
Total
2,350
488,554,074.61
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 296,784.82 0.06%
15.00%-19.99%
38 1,554,133.06 0.32%
20.00%-24.99%
308 14,180,273.40 2.90%
25.00%-29.99%
12 1,338,441.12 0.27%
30.00%-34.99%
8 896,904.72 0.18%
35.00%-39.99%
11 1,360,045.02 0.28%
40.00%-44.99%
22 3,417,785.35 0.70%
45.00%-49.99%
23 4,195,040.68 0.86%
50.00%-54.99%
40 6,729,940.91 1.38%
55.00%-59.99%
45 9,114,858.51 1.87%
60.00%-64.99%
111 25,683,095.26 5.26%
65.00%-69.99%
143 33,681,265.91 6.89%
70.00%-74.99%
117 24,740,966.44 5.06%
75.00%-79.99%
174 43,061,829.35 8.81%
80.00%-84.99%
802 207,992,569.45 42.57%
85.00%-89.99%
133 33,043,057.69 6.76%
90.00%-94.99%
261 58,906,348.72 12.06%
95.00%-99.99%
46 10,824,349.50 2.22%
100.0%-105.0%
36 7,290,509.26 1.49%
0.00%- 4.99%
2 58,261.00 0.01%
5.00%- 9.99%
11 187,614.44 0.04%
Total
2,350
488,554,074.61
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
97 - 120
8 73,138.64 0.01%
145 - 168
1 123,118.35 0.03%
169 - 192
22 2,443,615.56 0.50%
217 - 240
7 1,027,184.69 0.21%
337 - 360
1,810 345,161,477.48 70.65%
457 - 480
502 139,725,539.89 28.60%
Total
2,350
488,554,074.61
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 384

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
8 73,138.64 0.01%
145 - 168
2 160,315.53 0.03%
169 - 192
254 13,756,728.38 2.82%
217 - 240
7 1,027,184.69 0.21%
337 - 360
2,079 473,536,707.37 96.93%
Total
2,350
488,554,074.61
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 346
Count
Balance ($)
%
97 - 120
8 73,138.64 0.01%
169 - 192
23 2,566,733.91 0.53%
217 - 240
7 1,027,184.69 0.21%
337 - 360
1,810 345,161,477.48 70.65%
457 - 480
502 139,725,539.89 28.60%
Total
2,350
488,554,074.61
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 393
Count
Balance ($)
%
97 - 120
8 73,138.64 0.01%
169 - 192
256 13,917,043.91 2.85%
217 - 240
7 1,027,184.69 0.21%
337 - 360
2,079 473,536,707.37 96.93%
Total
2,350
488,554,074.61
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 355

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
6 406,595.52 0.08%
ALASKA
3 664,137.27 0.14%
ARIZONA
173 28,589,065.01 5.85%
ARKANSAS
1 121,463.95 0.02%
CALIFORNIA
451 141,890,516.13 29.04%
COLORADO
37 7,877,731.04 1.61%
CONNECTICUT
16 3,068,927.54 0.63%
DELAWARE
17 2,551,203.87 0.52%
DISTRICT OF COLUMBIA
11 3,264,260.59 0.67%
FLORIDA
634 121,658,757.14 24.90%
GEORGIA
49 5,922,926.16 1.21%
HAWAII
7 2,074,485.78 0.42%
IDAHO
8 1,366,007.42 0.28%
ILLINOIS
88 13,825,439.08 2.83%
INDIANA
15 1,531,536.93 0.31%
IOWA
1 28,094.88 0.01%
KANSAS
6 640,793.86 0.13%
KENTUCKY
9 944,289.70 0.19%
LOUISIANA
15 1,438,542.55 0.29%
MAINE
6 1,043,069.54 0.21%
MARYLAND
82 16,329,897.73 3.34%
MASSACHUSETTS
30 5,239,701.36 1.07%
MICHIGAN
25 3,463,841.51 0.71%
MINNESOTA
24 4,680,354.72 0.96%
MISSISSIPPI
7 880,139.33 0.18%
MISSOURI
16 2,062,027.16 0.42%
MONTANA
3 229,856.49 0.05%
NEBRASKA
1 147,942.93 0.03%
NEVADA
63 12,809,181.73 2.62%
NEW HAMPSHIRE
14 2,385,164.88 0.49%
NEW JERSEY
45 9,823,528.22 2.01%
NEW MEXICO
5 396,795.74 0.08%
NEW YORK
90 24,368,429.43 4.99%
NORTH CAROLINA
24 2,094,561.38 0.43%
OHIO
10 1,553,745.12 0.32%
OKLAHOMA
5 397,185.20 0.08%
OREGON
23 3,706,202.49 0.76%
PENNSYLVANIA
53 8,048,973.09 1.65%
RHODE ISLAND
15 2,006,142.69 0.41%
SOUTH CAROLINA
9 1,305,460.78 0.27%
SOUTH DAKOTA
2 146,216.02 0.03%
TENNESSEE
27 2,390,507.92 0.49%
TEXAS
49 5,517,065.28 1.13%
UTAH
13 2,608,518.74 0.53%
VERMONT
1 164,653.36 0.03%
VIRGINIA
100 26,700,415.84 5.47%
WASHINGTON
39 8,083,997.53 1.65%
WEST VIRGINIA
5 611,093.51 0.13%
WISCONSIN
14 1,160,835.14 0.24%
WYOMING
3 333,795.33 0.07%
Total
2,350
488,554,074.61
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
ARIZONA
VIRGINIA
NEW YORK
MARYLAND
ILLINOIS
NEVADA
NEW JERSEY
WASHINGTON
PENNSYLVANIA
COLORADO
GEORGIA
TEXAS
MASSACHUSETTS
MINNESOTA
OREGON
MICHIGAN
DISTRICT OF
COLUMBIA
CONNECTICUT
UTAH
DELAWARE
TENNESSEE
NEW HAMPSHIRE
NORTH CAROLINA
HAWAII
MISSOURI
RHODE ISLAND
OHIO
INDIANA
LOUISIANA
IDAHO
SOUTH CAROLINA
WISCONSIN
MAINE
KENTUCKY
MISSISSIPPI
ALASKA
KANSAS
WEST VIRGINIA
ALABAMA
OKLAHOMA
NEW MEXICO
WYOMING
MONTANA
VERMONT
NEBRASKA
SOUTH DAKOTA
ARKANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,142
438,898,924.00
90.03%
439,107,713.06
101
22,599,202.27
4.64%
22,629,935.92
44
10,653,052.81
2.19%
10,671,135.32
31
8,190,695.66
1.68%
8,206,510.60
28
7,178,117.63
1.47%
7,197,919.17
2,346
487,519,992.37
487,813,214.07
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
191,560.00
37.44%
191,560.00
1
320,069.13
62.56%
321,229.27
0
0.00
0.00%
0.00
2
511,629.13
512,789.27
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
522,453.11
100.00%
523,073.14
2
522,453.11
523,073.14
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,142
438,898,924.00
89.84%
439,107,713.06
101
22,599,202.27
4.63%
22,629,935.92
45
10,844,612.81
2.22%
10,862,695.32
32
8,510,764.79
1.74%
8,527,739.87
30
7,700,570.74
1.58%
7,720,992.31
2,350
488,554,074.61
100.00%
488,849,076.48
Current 30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 89.8%
30 - 59 days 4.6%
60 - 89 days 2.2%
90 - 120 days 1.7%
120 + days 1.6%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
101 22,599,202.27 46.48% 44 10,653,052.81 21.91% 31 8,190,695.66 16.85% 28 7,178,117.63 14.76%
204
48,621,068.37
Bankruptcy
0 0.00 0.00% 1 191,560.00 37.44% 1 320,069.13 62.56% 0 0.00 0.00%
2
511,629.13
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 2 522,453.11 100.00%
2
522,453.11
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
101
22,599,202.27
45.51%
45
10,844,612.81
21.84%
32
8,510,764.79
17.14%
30
7,700,570.74
15.51%
208
49,655,150.61
100.00%
45.51
21.84
17.14
15.51
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
50
Group 1
0
5
10
15
20
25
30
35
40
45
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
97.92
1.03
1.05
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
July 2006
August 2006
September 2006
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 1,341,439.88 108 25,623,699.93 104 21,959,707.68 85 19,554,706.32 101 22,599,202.27
60 - 89 days
0 0.00 3 728,522.43 50 13,236,654.16 53 13,225,042.52 45 10,844,612.81
90 - 120 days
0 0.00 0 0.00 3 728,433.26 43 10,893,777.91 32 8,510,764.79
120 + days
0 0.00 0 0.00 0 0.00 2 522,543.49 30 7,700,570.74
Bankruptcy
0 0.00 0 0.00 1 320,537.81 1 320,304.25 2 511,629.13
Foreclosure
0 0.00 0 0.00 3 728,433.26 2 522,543.49 2 522,453.11
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
120 + days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
21.59%
10,008,126.53
3 Month
25.64%
Life CPR
26.42%
Voluntary Constant Prepayment Rates (CPR)
Current
0.28%
117,988.03
3 Month
0.09%
Life CDR
0.06%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006 8/1/2006 9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
7/1/2006 8/1/2006 9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006 8/1/2006 9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
7/1/2006 8/1/2006 9/1/2006
10/1/2006 11/1/2006
Group 1
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
2 511,629.13 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15777915 191,560.00 191,560.00 7.14% 08/01/2006 360
15644826 323,000.00 320,069.13 7.99% 07/01/2006 360
Total:
2
511,629.13
514,560.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
2 522,453.11 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15762651 212,800.00 212,800.00 7.99% 05/01/2006 360
15663933 310,530.00 309,653.11 8.16% 05/01/2006 360
Total:
2
522,453.11
523,330.00

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
48 10,153,054.00 9,983,765.86 77,852.80 498,913,447.66
2.00% 0.02%
97.98%
1
Prepayment 2.00%
Liquidation 0.02%
Beginning Balance 97.98%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15671456 50,000.00 49,897.87 49,882.69 0.00 0.00 0.00 Voluntary PIF 10/25/2006 15.18 12.050% 998.25
15760531 91,800.00 91,493.71 91,458.10 0.00 0.00 0.00 Voluntary PIF 10/18/2006 35.61 10.990% 0.00
15773922 61,750.00 61,462.91 61,420.78 0.00 0.00 0.00 Voluntary PIF 10/17/2006 42.13 8.150% 3,075.23
15813678 169,200.00 168,978.38 168,940.47 0.00 0.00 0.00 Voluntary PIF 10/31/2006 37.91 8.990% 8,454.52
15814809 187,000.00 187,000.00 187,000.00 0.00 0.00 0.00 N/A 11/02/2006 0.00 8.150% 9,350.00
15817224 271,700.00 268,160.17 267,916.81 0.00 0.00 0.00 Voluntary PIF 10/23/2006 243.36 7.000% 5,368.04
15930167 135,000.00 134,745.80 134,714.20 0.00 0.00 0.00 Voluntary PIF 10/16/2006 31.60 8.900% 0.00
15930241 124,000.00 123,640.19 123,593.98 0.00 0.00 0.00 N/A 11/06/2006 46.21 7.250% 0.00
15930639 349,419.00 347,229.98 346,978.63 0.00 0.00 0.00 Voluntary PIF 10/31/2006 251.35 7.950% 0.00
15931710 132,000.00 131,382.97 131,303.28 0.00 0.00 0.00 N/A 11/15/2006 79.69 8.800% 4,619.25
15937873 243,750.00 243,030.81 242,938.47 0.00 0.00 0.00 Voluntary PIF 10/17/2006 92.34 7.190% 0.00
15940570 344,000.00 343,316.40 343,237.57 0.00 0.00 0.00 Voluntary PIF 10/27/2006 78.83 8.990% 0.00
15944861 497,000.00 494,295.70 493,984.29 0.00 0.00 0.00 Voluntary PIF 10/24/2006 311.41 8.650% 0.00
15550932 166,155.00 163,823.83 163,722.10 0.00 0.00 0.00 N/A 11/07/2006 101.73 9.400% 0.00
15654742 294,000.00 294,000.00 294,000.00 0.00 0.00 0.00 Voluntary PIF 10/27/2006 0.00 7.350% 8,643.60
15655863 270,000.00 267,094.74 266,843.76 0.00 0.00 0.00 Voluntary PIF 10/26/2006 250.98 6.700% 7,138.67
15671415 35,180.00 35,119.51 35,111.56 0.00 0.00 0.00 Voluntary PIF 10/25/2006 7.95 13.450% 702.54
15756059 25,000.00 24,941.40 24,935.04 0.00 0.00 0.00 N/A 11/02/2006 6.36 12.990% 0.00
15817794 105,300.00 105,068.56 105,034.64 0.00 0.00 0.00 Voluntary PIF 10/25/2006 33.92 7.750% 2,102.04
15818008 270,000.00 268,905.76 268,719.08 0.00 0.00 0.00 N/A 11/06/2006 186.68 8.050% 8,657.42
15934847 171,000.00 170,168.51 170,072.55 0.00 0.00 0.00 Voluntary PIF 10/26/2006 95.96 9.200% 0.00
15936248 197,000.00 196,040.86 195,917.07 0.00 0.00 0.00 N/A 11/07/2006 123.79 8.600% 6,735.55
15943350 300,000.00 298,135.49 297,921.37 0.00 0.00 0.00 Voluntary PIF 10/30/2006 214.12 7.990% 9,522.01

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15943954 220,000.00 219,161.11 219,065.28 0.00 0.00 0.00 N/A 11/09/2006 95.83 6.700% 0.00
15945157 261,000.00 259,987.13 259,855.87 0.00 0.00 0.00 Voluntary PIF 10/16/2006 131.26 9.700% 0.00
15761786 47,400.00 47,266.84 47,253.96 0.00 0.00 0.00 Voluntary PIF 10/20/2006 12.88 12.750% 2,410.31
15778400 170,000.00 169,037.42 168,937.15 0.00 0.00 0.00 Voluntary PIF 10/24/2006 100.27 8.990% 1,693.33
15818024 127,500.00 126,939.97 126,844.57 0.00 0.00 0.00 Voluntary PIF 10/25/2006 95.40 7.650% 3,880.08
15929979 204,000.00 203,075.33 202,955.83 0.00 0.00 0.00 Voluntary PIF 10/19/2006 119.50 8.950% 0.00
15934193 126,000.00 125,398.92 125,321.31 0.00 0.00 0.00 Voluntary PIF 10/27/2006 77.61 8.700% 0.00
15934201 100,000.00 99,461.41 99,392.02 0.00 0.00 0.00 Voluntary PIF 10/27/2006 69.39 8.100% 3,218.18
15936255 328,500.00 327,586.22 327,468.81 0.00 0.00 0.00 Voluntary PIF 10/27/2006 117.41 7.400% 9,698.39
15940521 113,000.00 112,415.37 112,340.00 0.00 0.00 0.00 Voluntary PIF 10/25/2006 75.37 8.300% 0.00
15940810 360,000.00 358,646.01 358,491.30 0.00 0.00 0.00 N/A 11/08/2006 154.71 6.750% 9,674.30
15941149 164,000.00 163,012.51 162,900.11 0.00 0.00 0.00 Voluntary PIF 10/25/2006 112.40 8.200% 0.00
15943723 204,800.00 203,542.02 203,397.55 0.00 0.00 0.00 N/A 11/02/2006 144.47 8.050% 6,549.70
15671183 76,000.00 75,816.76 75,792.82 0.00 0.00 0.00 N/A 11/01/2006 23.94 11.925% 1,516.80
15931132 225,000.00 223,738.66 223,576.29 0.00 0.00 0.00 Voluntary PIF 10/24/2006 162.37 7.900% 0.00
15931181 236,000.00 234,565.17 234,400.31 0.00 0.00 0.00 N/A 11/08/2006 164.86 8.100% 7,594.92
15931736 375,000.00 372,913.12 372,679.99 0.00 0.00 0.00 N/A 11/07/2006 233.13 8.700% 0.00
15932338 259,200.00 258,801.88 258,750.33 0.00 0.00 0.00 Voluntary PIF 10/27/2006 51.55 9.450% 0.00
15935505 496,000.00 496,000.00 496,000.00 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 6.450% 12,796.80
15939002 227,500.00 226,500.15 226,370.87 0.00 0.00 0.00 N/A 11/14/2006 129.28 9.100% 0.00
15939788 261,000.00 259,835.39 259,701.64 0.00 0.00 0.00 N/A 11/01/2006 133.75 9.650% 10,018.40
15940158 370,000.00 366,936.50 366,653.05 0.00 0.00 0.00 Voluntary PIF 10/17/2006 283.45 7.700% 0.00
15941198 202,500.00 201,603.01 201,499.29 0.00 0.00 0.00 N/A 11/15/2006 103.72 9.650% 7,773.22
15943624 390,000.00 388,630.17 388,471.07 0.00 0.00 0.00 Voluntary PIF 10/16/2006 159.10 10.750% 16,721.57
15780174 118,400.00 117,988.03 0.00 77,852.80 40,064.80 0.00 Liquidation 10/06/2006 70.43 8.800% 33.957% 0.00
Total:
48
10,153,054.00
10,106,792.65
5,109.19
9,983,765.86
77,852.80
40,064.80
0.00
168,913.12

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #